NOTE 15 - COMMON STOCK PURCHASE WARRANTS (Narrative) (Details) - USD ($)	3 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2018	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant issued			14,464,000		54,122	59,548	194,888
Warrants issued for debt/services			8,452,180
Warrants expired			433,069
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant issued			2,206,274
Shareholder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercised	$ 300,000
Proceeds from warrant exercise	$ 195,000
Six Shareholders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant issued				496,215
Directors [Member] | 2016 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options issued		2,242,000